Annual Operating Expenses - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund - Fidelity Limited Term Municipal Income Fund
	Mar. 01, 2023
Operating Expenses:
Management fee	0.20%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%	[1]
Total annual operating expenses	0.29%

[1]	A Adjusted to reflect current fees.